Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
Contract liabilities	$ 62,967	$ 62,123
Warranty reserves	32,754	44,193
Current liabilities held-for-sale	57,394	0
Other accrued liabilities	182,449	188,390
Other accrued liabilities	$ 335,564	$ 294,706